SUMMARY OF MATERIAL ACCOUNTING POLICIES - Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 140,123	$ 100,368
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	111,090	75,858
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	27,688	24,398
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 1,345	$ 112